COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
COMMITMENTS

27.                               COMMITMENTS

(a)                                 Operating lease as lessee

The Group leases its facilities and offices under non-cancelable operating lease agreements.  In addition, the Group pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases.  These leases expire through 2017 and are renewable upon negotiation.  Rental expenses under operating leases for 2010, 2011 and 2012 were, $13,527, $17, 374, and $35,710, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2012 are as follows:

2013	$29,389
2014	10,144
2015	8,296
2016	760
2017 and thereafter	—
Total	$48,589

(b)                                 Capital commitments

As of December 31, 2012, capital commitments for purchase of office property and equipments were $17,370 which will be due in 2013.